CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Feb. 28, 2023	Feb. 28, 2022
Income Statement [Abstract]
Revenues	$ 385,208	$ 385,157	$ 1,331,956	$ 1,447,109
Cost of Goods Sold	91,511	293,724	678,073	472,926
Gross Profit	293,697	91,433	653,883	974,183
Operating expenses:
Research and development (including related party charges of $882,015 (2022-$1,001,734))	891,757	1,023,735	3,625,468	2,961,394
General and administrative	2,120,433	2,400,392	8,980,709	10,905,129
Depreciation and amortization	167,942	93,995	478,115	232,886
Operating lease cost and rent	62,542	69,967	260,271	275,785
Total operating expenses	3,242,674	3,588,089	13,344,563	14,346,069
Loss from operations	(2,948,977)	(3,496,656)	(12,690,680)	(13,371,886)
Other income (expense), net:
Interest expense	(1,606,216)	(1,175,030)	(5,426,364)	(16,129,499)
Total other income (expense), net	(1,606,216)	(1,175,030)	(5,418,777)	(48,825,598)
Net income (loss)	$ (4,555,193)	$ (4,671,686)	$ (18,109,457)	$ (62,197,484)
Net income (loss) per share - basic	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.02)
Net income (loss) per share - diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.02)
Weighted average common share outstanding - basic	5,964,709,322	4,798,657,871	5,091,857,082	4,029,658,082
Weighted average common share outstanding - diluted	5,964,709,322	4,798,657,871	5,091,857,082	4,029,658,082